Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs Performance. SEC rules require companies to disclose information reflecting the relationship between executive compensation actually paid by a company and the company’s financial performance. The table below specifies executive compensation paid to Vito S. Pantilione, the Company’s Principal Executive Officer (“PEO”) and the other NEOs for the Company’s three most recently completed fiscal years, and financial performance measures for the Company’s three most recently completed fiscal years. The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” [column (d)] and “Average Compensation Actually Paid to Non-PEO NEOs” [column (f)], including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for Compensation Actually Paid, are provided in the footnotes to the table. With respect to the measures of performance, the table includes the Company’s cumulative total shareholder return (TSR) and net income as noted in the Company’s audited financial statements. Also, below is information and graphic representations of the relationships between the executive compensation actually paid to the PEO and the other NEOs and the Company’s cumulative Total Shareholder Return and Net Income for the periods noted in the table.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	PEO	Summary Compensation	Compensation Actually Paid to	Average Summary Compensation	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on:	(h)
		Table Total for PEO	PEO	Table Total for Non-PEO NEOs	Non-PEO NEOs	Total Shareholder Return(5)	Net Income
2025	Vito S. Pantilione	$1,815,114	$1,773,714	$494,248	$486,410	$126	$37,755,000
2024	Vito S. Pantilione	$1,707,784	$1,712,644	$389,323	$369,514	$106	$27,492,000
2023	Vito S. Pantilione	$1,580,346	$1,599,350	$346,245	$347,507	$100	$28,436,000

1.

For Mr. Pantilione, Actual Compensation paid to the PEO in 2025 [column (d)] is less than the Summary Compensation Table (“SCT”) Total [column (c)] as reported for each corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 3.

2.

For the Non-PEO NEOs, Average Compensation Actually Paid in 2025 [column (f)] is less than the Average SCT Total [column (e)] as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 4. For 2024 and 2023, the non-PEO NEOs only included Mr. Gallo and Mr. Hill.

3.

Equity Award Adjustments for the PEO: The following table sets forth the adjustments made during each year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at compensation "actually paid" to our PEO during each of the years presented:

PEO Total Compensation Amount	$ 1,815,114	$ 1,707,784	$ 1,580,346
PEO Actually Paid Compensation Amount	$ 1,773,714	1,712,644	1,599,350
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation "Actually Paid" for the PEO	2025
Deduction for Amounts Reported under the 'Stock Awards’ Column in the SCT	$(52,000)
Deduction for Amounts Reported under the 'Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	10,600
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	—
Total Adjustments	$(41,400)

Non-PEO NEO Average Total Compensation Amount	$ 494,248	389,323	346,245
Non-PEO NEO Average Compensation Actually Paid Amount	$ 486,410	369,514	347,507
Adjustment to Non-PEO NEO Compensation Footnote
4.

Equity Award Adjustments for the Average Non-PEO NEO Compensation Actually Paid: The following table sets forth the adjustments made during each year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at average compensation "actually paid" to our non-PEO NEOs during each of the years presented:

Adjustments to Determine Average Compensation "Actually Paid" for the Non-PEO NEOs	2025
Deduction for Amounts Reported under the 'Stock Awards’ Column in the SCT	$(68,640)
Deduction for Amounts Reported under the 'Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	13,992
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	33,220
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	13,590
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	—
Total Adjustments	$(7,838)

5.

Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return

The Compensation Committee of the Board of Directors of the Company does not have a policy or practice of evaluating cumulative total shareholder return as part of its determination of compensation decisions for the named executive officers. Annually, a cash bonus is paid to the PEO equal to ten percent (10%) of the net pre-tax profits of the Bank during such year up to a maximum bonus of fifty percent (50%) of the executive’s annual base salary. Bonuses are paid annually to the other named executive officers within the discretion of the Compensation Committee of the Board of Directors. Below are charts illustrating the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the Non-PEO NEOs and the Company’s TSR for 2023, 2024 and 2025 and the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income for 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 126	106	100
Net Income (Loss)	$ 37,755,000	$ 27,492,000	$ 28,436,000
PEO Name	Vito S. Pantilione	Vito S. Pantilione	Vito S. Pantilione
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,600
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,640)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,838)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,992
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,220
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,590
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0